Organization and Nature of Operations (Details) $ in Thousands					1 Months Ended		12 Months Ended
	Dec. 01, 2015	Nov. 30, 2015	May 12, 2010	May 12, 2000	Nov. 30, 2015	May 31, 2014	Dec. 31, 2016 USD ($) entity	Dec. 31, 2016 CNY (¥) company entity	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Apr. 30, 2009 employee
Principle subsidiaries and variable interest entities
Total assets								¥ 10,631,045,000	¥ 6,404,523,000
Total liabilities								9,971,110,000	6,174,820,000
Net revenues							$ 5,498,898	38,178,844,000	22,802,895,000	¥ 11,712,834,000
Net income							1,698,526	11,792,863,000	6,836,900,000	4,795,705,000
Net cash provided by operating activities							2,230,776	15,488,266,000	8,076,920,000	5,873,023,000
Net cash used in investing activities							(2,016,682)	(14,001,814,000)	(2,536,524,000)	(4,520,166,000)
Net cash provided by/ (used in) financing activities							$ (324,140)	(2,250,507,000)	(1,632,736,000)	(778,442,000)
Amount of assets for settlement of obligations except for the registered capital of the VIEs and certain non-distributable statutory reserves								0
Registered capital of VIEs								533,200,000	454,200,000
Non-distributable statutory reserves of the consolidated VIEs								¥ 21,300,000	15,800,000
Number of entities for which the company has a variable interest but is not the primary beneficiary | entity							0	0
Primary Beneficiary Consolidated VIEs
Principle subsidiaries and variable interest entities
Net revenues								¥ 31,043,737,000	19,819,474,000	11,293,218,000
Net income								448,771,000	343,942,000	139,560,000
Net cash provided by operating activities								1,736,702,000	931,049,000	368,209,000
Net cash used in investing activities								(270,733,000)	(327,330,000)	(148,982,000)
Net cash provided by/ (used in) financing activities								¥ (57,000,000)	¥ (89,996,000)	¥ 2,508,000
HZ Leihuo
Principle subsidiaries and variable interest entities
Number of employees incorporating new entity | employee											2
HZ Leihuo | Operating agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement	20 years
StormNet IT SH and StormNet IT HK Joint Venture
Principle subsidiaries and variable interest entities
Number of companies in joint venture | company								2
Guangzhou NetEase | Shareholder voting rights trust agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement			20 years	10 years
Guangzhou NetEase | Letter of agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement			20 years
Guangzhou NetEase | Bo Ding
Principle subsidiaries and variable interest entities
Ownership percentage, owned by noncontrolling owners						10.00%
Guangzhou NetEase | William Lei Ding
Principle subsidiaries and variable interest entities
Percentage of ownership transferred						9.00%
Ownership percentage, owned by parent, after transaction						99.00%
Guangzhou NetEase | One Chinese employee
Principle subsidiaries and variable interest entities
Percentage of ownership transferred						1.00%
Ownership percentage, owned by noncontrolling shareholders, after transaction						1.00%
NetEase Advertising | Operating agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement		20 years
NetEase Advertising | Guangzhou NetEase
Principle subsidiaries and variable interest entities
Ownership percentage, owned by parent		80.00%			80.00%
NetEase Advertising | William Lei Ding
Principle subsidiaries and variable interest entities
Percentage of ownership transferred					79.00%	20.00%
Ownership percentage, owned by parent, after transaction					99.00%
NetEase Advertising | One Chinese employee
Principle subsidiaries and variable interest entities
Percentage of ownership transferred					1.00%
Ownership percentage, owned by noncontrolling shareholders, after transaction					1.00%